SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses And Other Current Assets
Prepaid insurance	$ 275,706	$ 171,855	$ 340,078
Legal and professional	10,148	24,476	72,048
Other	154,173	124,686	119,773
Total prepaid expenses and other current assets	$ 440,027	$ 321,017	$ 531,899